Share-based Compensation - Schedule of Compensation Expense Recognized for Non-vested Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Share-based Compensation
Total-share based compensation expense	¥ 1,035,787	¥ 552,409	¥ 316,815
Options | Cost of Revenues
Share-based Compensation
Total-share based compensation expense	59,874	62,224
Options | Research and development
Share-based Compensation
Total-share based compensation expense	4,785	6,944
Options | Sales and marketing
Share-based Compensation
Total-share based compensation expense	35,546	6,806
Options | General and administrative
Share-based Compensation
Total-share based compensation expense	935,582	476,435	316,815
Non-vested shares
Share-based Compensation
Total-share based compensation expense	423,968	487,563	1,459,968
Non-vested shares | Cost of Revenues
Share-based Compensation
Total-share based compensation expense	29,057	27,806	0
Non-vested shares | Research and development
Share-based Compensation
Total-share based compensation expense	0	3,692	74,861
Non-vested shares | Sales and marketing
Share-based Compensation
Total-share based compensation expense	40,655	11,741	0
Non-vested shares | General and administrative
Share-based Compensation
Total-share based compensation expense	¥ 354,256	¥ 444,324	¥ 1,385,107